Pension and Other Postretirement Benefits - Schedule of Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Discount rate	4.50%	4.25%
Weighted-average rate of compensation increase	3.25%	2.75%
Asset return assumption	7.25%	7.75%